Significant Accounting Policies, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 1,739	$ 2,649
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	1,157	2,332
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 582	$ 317